Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.95%
Communication Services - 8.88%
Alphabet, Inc., Class A* 20,400 $ 3,078,972
Charter Communications,
Inc., Class A*+ 3,300 959,079
Electronic Arts, Inc. 12,000 1,592,040
Match Group, Inc.* 43,000 1,560,040
Meta Platforms, Inc.,
Class A 7,400 3,593,292
Netflix, Inc.* 3,100 1,882,723
Spotify Technology SA* 7,000 1,847,300
Verizon Communications,
Inc. 38,000 1,594,480
16,107,926
Consumer Discretionary - 12.95%
Amazon.com, Inc.* 34,000 6,132,920
AutoNation, Inc.* 10,700 1,771,706
Booking Holdings, Inc. 800 2,902,304
eBay, Inc. 25,000 1,319,500
General Motors Co. 65,000 2,947,750
PulteGroup, Inc. 20,000 2,412,400
Tapestry, Inc. 38,000 1,804,240
Toll Brothers, Inc. 15,000 1,940,550
Ulta Beauty, Inc.* 4,300 2,248,384
23,479,754
Consumer Staples - 2.21%
Celsius Holdings, Inc.* 11,000 912,120
Costco Wholesale Corp. 3,000 2,197,890
Kimberly-Clark Corp. 7,000 905,450
4,015,460
Energy - 6.41%
APA Corp. 27,000 928,260
Cheniere Energy, Inc. 9,600 1,548,288
Chesapeake Energy
Corp.+ 8,300 737,289
HF Sinclair Corp. 28,000 1,690,360
Marathon Petroleum Corp. 17,000 3,425,500
Occidental Petroleum
Corp. 19,300 1,254,307
Valero Energy Corp. 12,000 2,048,280
11,632,284
Financials - 13.94%
American Express Co. 7,000 1,593,830
Ameriprise Financial, Inc. 5,000 2,192,200
Citizens Financial Group,
Inc. 26,800 972,572
Corebridge Financial, Inc.+ 70,000 2,011,100
Industry Company Shares Value
Financials (continued)
JPMorgan Chase & Co. 16,800 $ 3,365,040
LPL Financial Holdings,
Inc. 8,700 2,298,540
Mastercard, Inc., Class A 5,000 2,407,850
MetLife, Inc. 21,400 1,585,954
Royal Bank of Canada 15,700 1,583,816
Synchrony Financial 43,300 1,867,096
Toast, Inc., Class A* 36,000 897,120
U.S. Bancorp 40,000 1,788,000
UBS Group AG+ 57,900 1,778,688
Webster Financial Corp. 18,300 929,091
25,270,897
Health Care - 13.72%
Amgen, Inc. 3,200 909,824
Cencora, Inc. 15,700 3,814,943
DaVita, Inc.* 9,000 1,242,450
Hologic, Inc.* 29,100 2,268,636
Johnson & Johnson 23,000 3,638,370
Medpace Holdings, Inc.* 3,500 1,414,525
Merck & Co., Inc. 22,000 2,902,900
Molina Healthcare, Inc.* 10,500 4,313,715
UnitedHealth Group, Inc. 3,000 1,484,100
Veeva Systems, Inc.,
Class A* 8,500 1,969,365
Viatris, Inc. 77,000 919,380
24,878,208
Industrials - 9.06%
Automatic Data
Processing, Inc. 9,000 2,247,660
Builders FirstSource, Inc.* 18,000 3,753,900
Caterpillar, Inc. 4,500 1,648,935
EMCOR Group, Inc. 7,000 2,451,400
Uber Technologies, Inc.* 33,000 2,540,670
United Airlines Holdings,
Inc.* 19,500 933,660
Vertiv Holdings Co.,
Class A 35,000 2,858,450
16,434,675
Information Technology - 28.21%
Adobe, Inc.* 1,900 958,740
Apple, Inc. 26,000 4,458,480
Applied Materials, Inc. 11,000 2,268,530
AppLovin Corp., Class A* 60,000 4,153,200
Broadcom, Inc. 1,500 1,988,115
Cadence Design Systems,
Inc.* 5,900 1,836,552

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Check Point Software
Technologies, Ltd.* 13,000 $ 2,132,130
Confluent, Inc., Class A* 57,000 1,739,640
Dolby Laboratories, Inc.,
Class A 20,000 1,675,400
Dropbox, Inc., Class A* 63,800 1,550,340
Jabil, Inc. 5,800 776,910
Keysight Technologies,
Inc.* 4,500 703,710
KLA Corp. 2,700 1,886,139
Microsoft Corp. 16,300 6,857,736
MongoDB, Inc.* 3,700 1,326,968
NetApp, Inc. 21,100 2,214,867
Nutanix, Inc., Class A* 38,000 2,345,360
NVIDIA Corp. 7,100 6,415,276
Palantir Technologies, Inc.,
Class A* 66,700 1,534,767
Procore Technologies, Inc.* 22,400 1,840,608
Salesforce, Inc. 3,400 1,024,012
VeriSign, Inc.* 7,700 1,459,227
51,146,707
Materials - 2.86%
CF Industries Holdings,
Inc. 25,700 2,138,497
Nucor Corp. 10,300 2,038,370
Steel Dynamics, Inc. 6,800 1,007,964
5,184,831
Utilities - 1.71%
Vistra Corp. 44,600 3,106,390
TOTAL COMMON STOCKS - 99.95% 181,257,132
(Cost $131,108,609)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.11%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 191,860
191,860
TOTAL MONEY MARKET FUND - 0.11% 191,860
(Cost $191,860)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.09%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.27% 170,408
$ 170,408
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.09% 170,408
(Cost $170,408)
TOTAL INVESTMENTS
-
100.15%
$ 181,619,400
(Cost $131,470,877)
Liabilities in Excess of Other Assets - (0.15%) (278,221)
NET ASSETS - 100.00% $ 181,341,179
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2024.
^ Rate disclosed as of March 31, 2024.
+ This security or a portion of the security is out on loan as of
March 31, 2024. Total loaned securities had a value of
$5,381,708 as of March 31, 2024.
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 181,257,132 $ – $ – $ 181,257,132
Money Market
Fund 191,860 – – 191,860
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 170,408 – – 170,408
TOTAL
$181,619,400 $– $– $181,619,400
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.